Contractual Commitments: (Details Textual)				1 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014 USD ($) $ / shares shares	Sep. 12, 2014 USD ($) $ / shares shares	Jun. 01, 2014 USD ($) $ / shares	Aug. 31, 2016 USD ($) shares	Jun. 17, 2015 USD ($)	Feb. 28, 2015 USD ($)	Sep. 04, 2014 USD ($) ft²	Jul. 16, 2014 USD ($) shares	Jan. 23, 2014 $ / shares shares	Jan. 16, 2014 USD ($)	Oct. 30, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term													7 years 9 months 18 days		7 years 6 months
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares													$ 1.76		$ 1.40
Area of Land | ft²							4,000
Description of Lessor Leasing Arrangements, Operating Leases							The lease commenced September 1, 2014 and expires December 1, 2017 and has two (2) one-year renewal options.						The lease commenced on September 1, 2014 and expires on December 1, 2017 and has two (2) one-year renewal options.
Accrued Rent							$ 88,000
Restructuring and Related Cost, Description															Mr. Ramat is entitled to receive a severance amount equal to his then-current base salary less $50,000 multiplied by 50%, payable in a single lump sum
Percentage Of Vested Options								20.00%
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year													$ 136,100
Employment Agreements [Member]
Contractual Commitments And Contingencies [Line Items]
Contractual Obligation, Future Minimum Payments Due, Remainder of Fiscal Year													70,000
Contractual Obligation, Due in Second Year													$ 210,000
Sm Capital Management Llc [Member]
Contractual Commitments And Contingencies [Line Items]
Management Fee Payable				$ 23,333
Monthly Consulting Fee Installments Payable				120,000
Decrease in Monthly Salary				$ 10,000
Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Severance Costs															$ 87,500
Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees		$ 400,000						$ 20,000				$ 50,000
Stock Option Entitled To Related Party | shares												300,000
Stock Option Entitled To Related Party Purchase Price Per Share | $ / shares												$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage												20.00%
Targeted Bonus Percentage Of Base Consulting Fees		50.00%
Consulting Fees Total		$ 50,000
Freiman And Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees															20,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares		$ 0.60
Consulting Fees Reduced Amount															$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Description															options to purchase 400,000 shares of the Companys common stock for their roles as directors, Co-Chairmen of the Board and Co-Chief Executive Officers. Options to purchase 200,000 shares have an exercise price of $1.11 per share, or 110% of the Companys last trading price on July 23, 2014 and were fully vested upon grant. Options to purchase the remaining 200,000 shares have an exercise price of $2.22 per share based upon two times the exercise price of $1.11 per share and vest on a daily basis up to 25% per year through July 23, 2018
Executive Director - Pharmacology [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement			$ 180,000
Stock Option Entitled To Related Party Purchase Price Per Share | $ / shares			$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares								50,000
Severance Costs															$ 37,500
Freimans [Member]
Contractual Commitments And Contingencies [Line Items]
Consulting Fees		$ 20,000
Chief Executive Officer [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				10 years
Management Fee Payable				$ 50,000
Supplemental Unemployment Benefits, Severance Benefits				$ 200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares				700,055
Management [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares				599,596
Employment Contracts [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement										$ 210,000
Employment Contracts [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	20.00%
Salaries, Wages and Officers' Compensation	$ 325,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	250,000
Deferred Compensation Arrangement with Individual, Exercise Price | $ / shares	$ 0.71
Employment Contracts [Member] | Executive Vice President [Member] | Deferred Bonus [Member]
Contractual Commitments And Contingencies [Line Items]
Monthly Signing Bonus	$ 8,507
Salaries, Wages and Officers' Compensation	$ 102,083
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage	50.00%
Employment Contracts [Member] | Robert Weinstein [Member]
Contractual Commitments And Contingencies [Line Items]
Annual Salary Providing Under Agreement											$ 275,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Vice President - Commercial Operations [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares									100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares									$ 1.76
Severance Costs					$ 175,000									$ 40,000
Excess Of Additional Paid In Capital										$ 7,500,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Chief Medical Officer and Vice President [Member]
Contractual Commitments And Contingencies [Line Items]
Severance Costs						$ 217,000
Employment Contracts [Member] | Qualifed Stock Option [Member] | Robert Weinstein [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares											650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term											10 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares											$ 1.00
Non-Qualified Stock Options [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares		50,000
Non-Qualified Stock Options [Member] | Ramat [Member]
Contractual Commitments And Contingencies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period | shares		250,000
Separation Agreement [Member] | Former President [Member]
Contractual Commitments And Contingencies [Line Items]
Deferred Compensation Arrangement with Individual, Distributions Paid																$ 282,000